INVESTMENTS IN PRIVATE COMPANIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Balance	$ 7,409	$ 7,409
Unrealized gain (loss) on investment
Balance	7,409	7,409	$ 7,409
Intensity [Member]
IfrsStatementLineItems [Line Items]
Balance	7,409	7,409
Unrealized gain (loss) on investment
Balance	7,409	7,409	7,409
Sentien Biotechnologies Inc. [Member]
IfrsStatementLineItems [Line Items]
Balance
Unrealized gain (loss) on investment			700
Balance